Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Loan from the banks; bearing interest of 0.07% at December 31, 2019 and 0.06% at December 31, 2018	[1]	¥ 354,000	¥ 360,000
Other debt	[2]	4,574	4,602
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total		358,574	364,602
Less current portion		(1,234)	(2,640)
Long-term debt, excluding current installments (Notes 9 and 20)		¥ 357,340	¥ 361,962

[1]	Canon has the unsecured revolving credit facility contracts expiring in December 2021. Canon prepaid ¥6,000 million of the loan with cash flows generated during the year ended December 31, 2019. The outstanding loans under the credit facilities are ¥354,000 million at a floating interest of 0.08% and Canon has no unused credit facilities as of December 31, 2019.
[2]	The other debt consisted of term-loans and finance lease obligations as of December 31, 2019 and 2018.